SCHEDULE OF INVESTMENTS (000)*

December 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 6.8%

Australian Pharmaceutical Industries Ltd.	1,071,018	$1,007

Charter Hall Long Whale [1]	112,023	432

Downer EDI Ltd.	44,559	255

Genworth Mortgage Insurance Australia Ltd.	7,626	20

Independence Group NL	161,502	708

Inghams Group Ltd.	113,563	268

IOOF Holdings Ltd.	183,940	1,015

JB Hi-Fi Ltd.	51,659	1,367

Metcash Ltd.	370,236	667

		5,739

Belgium — 0.7%

AGFA-Gevaert NV [2]	47,560	246

D’ieteren S.A.	5,418	381

		627

Brazil — 3.6%

AES Tiete Energia	93,700	374

Enauta Participacoes S.A.	60,900	242

Qualicorp Consultoria e Corretora de Seguros SA	153,215	1,413

Sao Martinho S.A.	45,300	267

Transmissora Alianca de Energia Eletrica S.A.	91,400	709

		3,005

Canada — 3.7%

AGF Management Ltd., Class B	220,558	1,094

Alaris Royalty Corp.	28,400	479

Artis Real Estate Investment Trust, Class Trust Unit [1]	32,163	295

Parex Resources Inc. [2]	29,600	551

TransAlta Renewables Inc.	40,025	478

Transcontinental Inc., Class A	20,376	249

		3,146

China — 5.8%

China Aoyuan Group Ltd.	547,071	893

China Oriental Group Co. Ltd.	594,000	247

China Overseas Grand Oceans Group Ltd.	1,019,000	706

China SCE Group Holdings Ltd.	629,000	366

Huaxin Cement Co. Ltd., Class B	672,880	1,398

Lao Feng Xiang Co. Ltd., Class B	74,976	245

West China Cement Ltd.	1,988,000	327

Yuexiu Property Co. Ltd.	3,070,513	709

		4,891

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Denmark — 0.8%

Royal Unibrew A	4,710	$431

Scandinavian Tobacco Group A	18,907	231

		662

France — 0.5%

Coface S.A.	34,853	430

Germany — 4.0%

Alstria Office AG [1]	38,572	725

CECONOMY AG [2]	58,962	356

Corestate Capital Holding S.A. [2]	6,991	294

Deutsche Pfandbriefbank AG	61,525	1,002

DIC Asset AG	15,851	283

Wuestenrot & Wuerttembergische AG	33,113	719

		3,379

Greece — 0.6%

Motor Oil Hellas Corinth Refineries SA	20,148	466

Hong Kong — 0.6%

K Wah International Holdings Ltd.	389,000	217

VTech Holdings Ltd.	34,100	337

		554

India — 2.1%

Avanti Feeds Ltd.	57,781	473

Granules India Ltd.	262,288	453

Ipca Laboratories Ltd.	19,044	303

Power Finance Corp. Ltd. [2]	316,035	522

		1,751

Indonesia — 0.6%

Indo Tambangraya Megah Tbk PT	285,800	236

Media Nusantara Citra	2,176,400	255

		491

Italy — 3.8%

Anima Holding SpA	179,671	928

Banca IFIS SpA	18,736	295

Banca Mediolanum SpA	51,238	509

Credito Valtellinese SpA [2]	1,935,515	155

Unipol Gruppo SpA	225,808	1,296

		3,183

Japan — 21.5%

Adastria Co. Ltd.	50,000	1,138

Canon Marketing Japan Inc.	16,400	379

Daiho Corp.	8,000	210

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Dip Corp.	41,596	$1,229

EDION Corp.	27,100	301

Fuji Corp.	29,200	534

Haseko Corp.	119,500	1,604

Hosiden Corp.	33,400	422

Japan Aviation Electronics Industry Ltd.	43,800	884

JVC Kenwood Corp.	210,900	528

Kandenko Co. Ltd.	40,500	388

Kumagai Gumi Co. Ltd.	17,800	542

Meitec Corp.	7,100	399

Mixi Inc.	37,800	716

NEC Networks & System Integration Corp.	12,000	425

Nishimatsu Construction Co. Ltd.	12,600	284

Oki Electric Industry Co. Ltd.	24,100	335

Open House Co. Ltd.	29,800	852

Penta-Ocean Construction Co. Ltd.	138,300	856

Sawai Pharmaceutical Co. Ltd.	13,500	855

Shinmaywa Industries Ltd.	24,400	331

Ship Healthcare Holdings Inc.	16,800	775

Showa Corp.	43,400	899

Sumitomo Forestry Co. Ltd.	21,500	317

Takasago Thermal Engineering Co. Ltd.	11,300	202

T-Gaia Corp.	16,000	387

Toho Holdings Co. Ltd.	22,300	494

Tokyu Construction Co. Ltd.	39,000	278

Towa Pharmaceutical Co. Ltd.	27,000	702

Transcosmos Inc.	8,000	218

Ushio Inc.	25,100	372

Yuasa Trading Co. Ltd.	7,400	249

		18,105

Mexico — 1.1%

Concentradora Fibra Danhos S.A. de CV [1]	386,100	586

Qualitas Controladora	82,100	346

		932

Netherlands — 5.0%

ASR Nederland NV	44,298	1,660

BE Semiconductor Industries NV	29,201	1,134

Koninklijke BAM Groep NV	167,669	507

Signify NV	19,089	597

Wereldhave NV [1]	15,706	355

		4,253

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Norway — 1.1%

BW LPG Ltd.	82,266	$691

SpareBank 1 SMN	23,412	267

		958

Singapore — 1.3%

Yanlord Land Group Ltd.	1,226,200	1,104

South Africa — 0.4%

Astral Foods Ltd.	20,241	314

South Korea — 4.6%

Daeduck Electronics Co.	73,251	661

DGB Financial Group Inc.	99,366	611

Hyosung Corp.	13,290	906

Korea Petrochemical Industries Co. Ltd.	2,406	244

LG International Corp.	17,084	222

Partron Co. Ltd.	66,383	757

SK Networks Co. Ltd.	92,740	475

		3,876

Sweden — 6.0%

Axfood AB	32,427	722

Bilia AB, Class A	62,726	712

Cloetta AB, Class B	75,458	256

Dios Fastigheter AB	25,001	229

Hemfosa Fastigheter AB	73,653	954

Nobina AB	35,090	242

Peab AB, Class B	76,602	766

SAS AB [2]	158,133	257

Scandic Hotels Group AB	13,409	149

SSAB AB, Class B	149,306	488

Sweco AB, Class B	7,325	282

		5,057

Switzerland — 2.5%

Galenica AG [2]	12,791	790

PSP Swiss Property AG	7,482	1,033

Sunrise Communications Group AG [2]	3,209	252

		2,075

Taiwan — 8.2%

Accton Technology Corp.	194,000	1,089

Compeq Manufacturing Co. Ltd.	309,000	466

Coretronic Corp.	236,000	305

Everlight Electronics Co. Ltd.	338,000	392

International Games System Co. Ltd.	28,000	364

King Yuan Electronics Co. Ltd.	1,105,000	1,386

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Taiwan — (continued)

Radiant Opto-Electronics Corp.	379,000	$1,518

Simplo Technology Co. Ltd.	114,000	1,154

Tripod Technology Corp.	65,000	273

		6,947

Thailand — 0.3%

AP Thailand	981,600	244

Turkey — 1.0%

Dogan Sirketler Grubu Holdings	1,573,115	487

Tekfen Holding AS	117,274	381

		868

United Arab Emirates — 0.4%

Air Arabia PJSC [2]	706,338	309

United Kingdom — 10.1%

C&C Group PLC	96,538	520

Centamin PLC	564,286	946

CVS Group PLC	8,977	136

Dart Group PLC	18,731	420

Dixons Carphone PLC	278,364	531

Evraz PLC	171,403	918

Firstgroup PLC [2]	175,448	291

Galliford Try PLC	31,644	360

Go-Ahead Group PLC	9,265	272

Hammerson PLC [1]	338,520	1,384

Hikma Pharmaceuticals PLC	21,486	567

Keller Group PLC	44,473	441

Northgate PLC	172,983	713

Softcat PLC	30,345	464

Stagecoach Group PLC	122,284	259

Tate & Lyle PLC	28,268	285

		8,507

Total Common Stock

(Cost $74,508) — 97.1%		81,873

PREFERENCE STOCK

Brazil — 1.2%

Cia Paranaense de Energia	61,200	1,051

Total Preference Stock

(Cost $780) — 1.2%		1,051

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.500% **	1,131,924	$1,132

Total Short-Term Investment

(Cost $1,132) — 1.3%		1,132

Total Investments — 99.6%

(Cost $76,420)		84,056

Other Assets in Excess of Liabilities — 0.4%		306

Net Assets — 100.0%		$84,362

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
1	Real Estate Investment Trust.
2	Non-income producing security.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2019 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$5,739	$—	$5,739
Belgium	381	246	—	627
Brazil	3,005	—	—	3,005
Canada	3,146	—	—	3,146
China	245	4,646	—	4,891
Denmark	231	431	—	662
France	—	430	—	430
Germany	1,296	2,083	—	3,379
Greece	—	466	—	466
Hong Kong	—	554	—	554
India	453	1,298	—	1,751
Indonesia	—	491	—	491
Italy	—	3,183	—	3,183
Japan	—	18,105	—	18,105
Mexico	932	—	—	932
Netherlands	—	4,253	—	4,253
Norway	—	958	—	958
Singapore	—	1,104	—	1,104
South Africa	314	—	—	314
South Korea	—	3,876	—	3,876
Sweden	—	5,057	—	5,057
Switzerland	—	2,075	—	2,075
Taiwan	—	6,947	—	6,947
Thailand	—	244	—	244
Turkey	—	868	—	868
United Arab Emirates	—	309	—	309
United Kingdom	2,699	5,808	—	8,507
Total Common Stock	12,702	69,171	—	81,873
Preference Stock	1,051	—	—	1,051
Short-Term Investment	1,132	—	—	1,132
Total Investments in Securities	$14,885	$69,171	$—	$84,056

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1100